Current assets - cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of cash and cash equivalents

	2021	2020
	A$’000	A$’000

Cash at bank and on hand	21,087	1,264
Short-term deposits	6,500	7,500

	27,587	8,764